INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets with determined useful life
Beginning balance	R$ 8,014,740	R$ 8,741,949
Additions	90,499	285,278
Write-offs	(51)
Amortization	(966,796)	(973,516)
Transfers and others	34,791	(38,971)
Ending balance	R$ 7,173,183	R$ 8,014,740